Trade Accounts Receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable

7.	Trade Accounts Receivable

	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2021	12.31.2020
Customers
Residential	523,798	302,191	32,081	858,070	639,424
Industrial	268,586	28,321	33,003	329,910	312,302
Commercial	362,454	69,612	10,836	442,902	335,439
Rural	120,383	28,136	2,940	151,459	109,651
Public Entities	56,669	1,543	320	58,532	37,370
Public lighting	55,850	93	-	55,943	46,615
Public service	61,493	704	153	62,350	41,812
Unbilled - captives	948,418	-	-	948,418	583,209
Energy installments plan - captives (7.1)	252,018	32,431	59,218	343,667	291,847
Low income subsidy - Eletrobras	17,712	-	-	17,712	13,783
Free consumers	171,213	1,760	1,522	174,495	163,786
Other receivables	51,737	23,122	82,667	157,526	168,270
Bonus for voluntary consumption reduction (7.4)	(134,890)	-	-	(134,890)	-
	2,755,441	487,913	222,740	3,466,094	2,743,508
Concessionaires, Permission holder and Trading Companies
Bilateral contracts	209,230	35	1,367	210,632	590,335
Regulated contracts	217,097	814	5,326	223,237	170,951
CCEE (7.2)	347,864	-	119,665	467,529	328,001
Energy suplies	774,191	849	126,358	901,398	1,089,287
Charges from using transmission grid	346,570	3,143	12,357	362,070	281,508

Gas distribution	77,827	1,879	10,759	90,465	70,928

Expected credit losses (7.3)	(11,873)	(23,238)	(269,490)	(304,601)	(365,551)
	3,942,156	470,546	102,724	4,515,426	3,819,680
Current				4,433,193	3,768,242
Noncurrent				82,233	51,438
7.1	Energy installments plan – captive customers

The trade accounts receivable renegotiated are discounted to present value as of December 31, 2021, taking into consideration the future value, the maturity dates, the dates of settlement and the discount rate of 1.16% p.m.

7.2	Electricity Trading Chamber - CCEE

Balance receivable deriving from the positive position in the monthly settlement of the spot market centralized by CCEE. Amounts are received in the second month following the recognition of revenue or offset against future settlements when the result is negative for the subsidiary.

Of the total presented, R$119,665 refer to the controversial portion resulting from the effects of the injunction for exclusion of responsibility of Colíder HPP. As a result of unforeseeable circumstances and force majeure, the power plant had its commercial start-up delayed, which was initially scheduled for January 2015. The Company is contesting in court, filing a request for exclusion of liability so that the mandatory supply of energy contracted by the plant, in the period in delay, is postponed. Expected credit losses were recorded in the same amount as the receivable balance, as presented in Note 7.3.

Copel GeT filed an administrative request for the exclusion of liability at ANEEL, which was denied, and subsequently, at December 18, 2017, it filed an ordinary lawsuit with request for advance protection with the Court, requesting the reversal of the agency’s decision. On April 6, 2018, the Federal Court of the 1st Region fully granted the preliminary injunction applied for in the interlocutory appeal to suspend the enforcement of any burden or penalty to Copel as a result of noncompliance with the deadlines originally provided for in the Concession Agreement until a final unappealable ruling is rendered. The main action awaits its judgment on merits.

The contracted energy of the Colider plant is 125 MW average. For overdue periods the contract was fulfilled and, due to the fact it is awaiting a decision on the merits of the lawsuit, the Company recognized the revenue limited to the financial covenants of the agreement and the regulatory rules, as well as the cost of energy to cover the contractual guarantee.

7.3	Expected credit losses

	Balance as of January 1, 2019	Additions / (Reversals)	Reversal of write offs	Balance as of December 31, 2019	Additions / (Reversals)	Reversal of write offs	Reclassi- fication (a)	Balance as of December 31, 2020	Additions / (Reversals)	Reversal of write offs	Reclassi- fication (a)	Balance as of December 31, 2021
Customers
Residential	21,722	71,794	(51,692)	41,824	65,937	(60,365)	-	47,396	117,928	(115,056)	-	50,268
Industrial	87,197	33,772	(23,015)	97,954	22,487	(31,575)	-	88,866	20,413	(66,848)	-	42,431
Commercial	69,717	27,866	(26,658)	70,925	29,092	(31,294)	-	68,723	35,628	(46,057)	-	58,294
Rural	3,810	1,499	(1,920)	3,389	4,788	(4,240)	-	3,937	6,407	(7,384)	-	2,960
Public Entities	4,874	435	(419)	4,890	9	(1,815)	-	3,084	184	(2,887)	-	381
Public lighting	120	(117)	-	3	20	(15)	-	8	11	(8)	-	11
Public service	199	145	(79)	265	124	(246)	-	143	(16)	(154)	-	(27)
Unbilled	1,502	(322)	-	1,180	409	-	-	1,589	885	-	-	2,474
Adjustment to present value	(2,883)	1,442	-	(1,441)	791	-	-	(650)	(854)	-	-	(1,504)
	186,258	136,514	(103,783)	218,989	123,657	(129,550)	-	213,096	180,586	(238,394)	-	155,288
Concessionaires, Permission holder and Trading Companies
CCEE (7.2)	119,665	-	-	119,665	-	-	-	119,665	-	-	-	119,665
Concessionaries and permission holder	9,474	11,608	(657)	20,425	392	(284)	-	20,533	1,224	(1,994)	-	19,763
	129,139	11,608	(657)	140,090	392	(284)	-	140,198	1,224	(1,994)	-	139,428
Telecommunications	3,879	13,292	(12,022)	5,149	3,609	(6,260)	(2,498)	-	3,042	(3,153)	111	-
Gas distribution	12,112	1,063	(647)	12,528	238	(509)	-	12,257	(2,611)	239	-	9,885
	331,388	162,477	(117,109)	376,756	127,896	(136,603)	(2,498)	365,551	182,241	(243,302)	111	304,601
(a) Reclassification to Assets classified as held for sale (Note 41).

7.4	Incentive program for the voluntary reduction of electricity consumption

Due to the water scarcity scenario in the last years, the Federal Government proposed the creation of the Incentive Program for the Voluntary Reduction of Electricity Consumption, within the scope of the Chamber of Exceptional Rules for Hydroenergetic Management (CREG), with the purpose of encouraging consumers to reduce their energy consumption and thus avoid contracting more expensive plants.

To be entitled to the bonus, the consumer should reduce his electricity consumption in the months from September to December 2021, in such a way that the total consumptions in this period were at least 10% lower than the total consumptions for the same period of 2020. Once the reduction target is reached, the consumer will receive a bonus of R$0.50 per kilowatt-hour (kWh) of the total energy saved from September to December 2021, compared to the same period of 2020. However, the bonus to be credited to the electricity bill is limited to 20% of the energy saved.

Consumers eligible to receive the bonus are those of low voltage (group B) and medium and high voltage (group A), only from residential, industrial, commercial, services and other activities, rural and public service consumption classes, including those residential consumers that benefit from the Social Electricity Tariff (TSEE). The costs of the Incentive Program for the Voluntary Reduction of Electricity Consumption will be covered by the System Service Charges (ESS), to be passed on by CCEE to the distributors.

The Company recorded a credit in the amount of R$134,890 in Assets - Consumers, concessionaires and licensees referring to the bonus granted to consumers as a result of the aforementioned program against Assets - Other Receivables.

For eligible consumers, the bonus will be credited to invoices for January, February and March 2022, and reimbursement to distributors will be made in the CCEE accounting for January, February and March, to be settled in March, April and May of the same year.

Trade Accounts Receivable	R$ 4,515,426	R$ 3,819,680
Current	4,433,193	3,768,242
Noncurrent	82,233	51,438
Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,942,156
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	470,546
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	102,724
Customers [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,466,094	2,743,508
Customers [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,755,441
Customers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	487,913
Customers [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	222,740
Customers [Member] | Residential [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	858,070	639,424
Customers [Member] | Residential [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	523,798
Customers [Member] | Residential [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	302,191
Customers [Member] | Residential [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	32,081
Customers [Member] | Industrial [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	329,910	312,302
Customers [Member] | Industrial [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	268,586
Customers [Member] | Industrial [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,321
Customers [Member] | Industrial [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	33,003
Customers [Member] | Commercial [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	442,902	335,439
Customers [Member] | Commercial [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	362,454
Customers [Member] | Commercial [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	69,612
Customers [Member] | Commercial [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	10,836
Customers [Member] | Rural [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	151,459	109,651
Customers [Member] | Rural [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	120,383
Customers [Member] | Rural [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,136
Customers [Member] | Rural [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,940
Customers [Member] | Public Entities [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	58,532	37,370
Customers [Member] | Public Entities [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	56,669
Customers [Member] | Public Entities [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,543
Customers [Member] | Public Entities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	320
Customers [Member] | Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	55,943	46,615
Customers [Member] | Public Lighting [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	55,850
Customers [Member] | Public Lighting [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	93
Customers [Member] | Public Lighting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Public Service [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	62,350	41,812
Customers [Member] | Public Service [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	61,493
Customers [Member] | Public Service [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	704
Customers [Member] | Public Service [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	153
Customers [Member] | Unbilled [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	948,418	583,209
Customers [Member] | Unbilled [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	948,418
Customers [Member] | Unbilled [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Unbilled [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Energy Installments Plan [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	343,667	291,847
Customers [Member] | Energy Installments Plan [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	252,018
Customers [Member] | Energy Installments Plan [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	32,431
Customers [Member] | Energy Installments Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	59,218
Customers [Member] | Low Income Subsidy Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	17,712	13,783
Customers [Member] | Low Income Subsidy Eletrobras [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	17,712
Customers [Member] | Low Income Subsidy Eletrobras [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Low Income Subsidy Eletrobras [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Free Consumers [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	174,495	163,786
Customers [Member] | Free Consumers [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	171,213
Customers [Member] | Free Consumers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,760
Customers [Member] | Free Consumers [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,522
Customers [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	157,526	168,270
Customers [Member] | Other Receivables [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	51,737
Customers [Member] | Other Receivables [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	23,122
Customers [Member] | Other Receivables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	82,667
Customers [Member] | Bonus For Voluntary Consumption Reduction [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(134,890)
Customers [Member] | Bonus For Voluntary Consumption Reduction [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(134,890)
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	210,632	590,335
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	209,230
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	35
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,367
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	223,237	170,951
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	217,097
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	814
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	5,326
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	467,529	328,001
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	347,864
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	119,665
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	901,398	1,089,287
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	774,191
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	849
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	126,358
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	362,070	281,508
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	346,570
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,143
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	12,357
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	90,465	70,928
Gas distribution [member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	77,827
Gas distribution [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,879
Gas distribution [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	10,759
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(304,601)	R$ (365,551)
Expected Credit Losses [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(11,873)
Expected Credit Losses [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(23,238)
Expected Credit Losses [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	R$ (269,490)